Transfer of Assets	12 Months Ended
Oct. 31, 2019
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Transfer of Assets
Note 6: Transfer of Assets
Loan Securitization
We sell Canadian residential mortgages to third-party Canadian securitization programs, including the Canada Mortgage Bond program, directly to third-party investors under the National Housing Act Mortgage-Backed Securities (“NHA-MBS”) program and under our own program. We assess whether substantially all of the risks and rewards of or control over the loans have been transferred to determine whether they qualify for derecognition.
Under these programs, we are entitled to the payment over time of the excess of the sum of interest and fees collected from customers, in connection with the mortgages that were sold, over the yield paid to investors, less credit losses and other costs. We also act as counterparty in interest rate swap agreements where we pay the interest due to Canadian Mortgage Bond holders and receive the interest on the underlying mortgages, which are converted into MBS through the NHA-MBS program and sold to the Canada Housing Trust. Since we continue to be exposed to substantially all the prepayment, interest rate and credit risk associated with the securitized mortgages, they do not qualify for derecognition. We continue to recognize the mortgages and the related cash proceeds as secured financing in our Consolidated Balance Sheet. The interest and fees collected, net of the yield paid to investors, are recorded in net interest income using the effective interest method over the term of the securitization. Credit losses associated with the mortgages are recorded in the provision for credit losses. During the year ended October 31, 2019, we sold $6,692 million of mortgages to these programs ($8,062 million in 2018).
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2019		2018
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Residential mortgages	6,357		5,569
Other related assets (2)	10,872		11,640
Total	17,229	17,253	17,209	17,105
Associated liabilities (3)	16,993	17,202	16,925	16,763

(1)	Carrying amount of loans is net of allowance.
(2)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
Transferred Financial Assets that Qualified for Derecognition
We retain the mortgage servicing rights for certain mortgage loans purchased or originated in the U.S. which are sold and derecognized. During the year ended October 31, 2019, we sold and derecognized $460 million ($936 million in 2018) and recognized a $15 million gain ($21 million in 2018) in non-interest revenue. We retain mortgage servicing rights for these loans, which represent our continuing involvement. As at October 31, 2019, the carrying value of the mortgage servicing right was $43 million ($52 million as at October 31, 2018).
Securities Lent or Sold Under Repurchase Agreements
Securities lent or sold under repurchase agreements represent short-term funding transactions in which we sell securities that we own and simultaneously commit to repurchase the same securities at a specified price on a specified date in the future. We retain substantially all the risks and rewards associated with the securities and we continue to recognize them in our Consolidated Balance Sheet, with the obligation to repurchase these securities recorded as secured borrowing transactions at the amount owing. The carrying value of these securities approximates the carrying value of the associated liabilities, which total $86,656 million as at October 31, 2019 ($66,684 million as at October 31, 2018), due to the short-term nature. The interest expense related to these liabilities is recorded on an accrual basis in interest expense, other liabilities, in our Consolidated Statement of Income.